Share-based compensation and warrant reserve (Details 2)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Share Option And Warrant Reserves [Abstract]
Number of share options outstanding Beginning of the year	8,880,324	6,751,997	8,141,004	8,141,004
Number of share options granted in share-based payment arrangement	3,134,800	3,430,000	1,405,000	1,405,000
Number of share options exercised			(5,834)	(5,834)
Number of share options expired	(1,672,087)	(608,237)	(1,685,048)	(1,685,048)
Number of share options forfeited	(391,435)	(693,436)	(1,103,125)	(1,103,125)
Number of share options outstanding end of the year	9,951,602	8,880,324	6,751,997	6,751,997
Weighted average exercise price outstanding Beginning of the year | $ / shares	$ 1.44	$ 2	$ 2.67
Weighted average exercise price granted | $ / shares	0.8	1	1.03
Weighted average exercise price exercised | (per share)			0.86	$ 0.86
Weighted average exercise price expired | $ / shares	1.58	4.65	3.62
Weighted average exercise price forfeited | $ / shares	0.95	1.77	2.04
Weighted average exercise price outstanding end of the year | $ / shares	$ 1.23	$ 1.44	$ 2